Risk/Return Summary - Princeton Long/Short Treasury Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of providing income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 this Prospectus and in Purchase, Redemption and Pricing of Shares on page 40 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Princeton Long/Short Treasury Fund	Class A shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Princeton Long/Short Treasury Fund		Class A shares	Class I shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.07%	1.57%
Option Fees and Expenses	[1]	0.25%	0.25%
Remaining Other Expenses		0.82%	1.32%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		2.34%	2.59%
Fee Waiver and/or Expense Reimbursement	[3]	(0.57%)	(1.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		1.77%	1.52%
[1]	"Other Expenses" include the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to a certain commodity pool or pools. The Option is designed to replicate the aggregate return of the commodity pool(s) included in the Option. Option fees and expenses do not include any fees and expenses of the investment manager included in the Option. The Option's returns will be reduced and its losses increased by the costs associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns of the Option, including the management and any sponsor fee. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Option and represent an indirect cost of investing in the Fund. Generally, the management fees of the investment manager included in the Option is 2.00% of assets. The sponsor fee is 0.10%. Such fees are accrued daily within the Option and deducted from the Option's value daily.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least May 31, 2021 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.50% and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Princeton Long/Short Treasury Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	745	1,212	1,705	3,056
Class I shares	155	704	1,279	2,845

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the year ended December 31, 2019 the Fund’s portfolio turnover rate was 0%.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in treasury securities, treasury-related securities or derivatives that provide exposure to treasury securities and treasury money-market funds and exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objectives primarily through exposure to long and short futures contracts on longer-term US Treasury securities (securities with maturities of 6 years or longer). The Fund may achieve such exposure to US Treasury futures by investing in a commodity pool that invests in such futures contracts or by entering into a swap or option with a counterparty on the returns of the commodity pool. The Fund may invest up to 25% of its total assets in commodity pools.

The Fund’s exposure to long and short US Treasury futures seeks to replicate the returns of the Long/Short US Treasuries Index (the“Index”) created by ProfitScore Capital Management, Inc. (“ProfitScore”). The Index is determined by a directional trading strategy created by ProfitScore which seeks to predict the daily direction of the value of US Treasury markets. The strategy consists of independent models which each analyze different data streams to predict the direction of US Treasury markets. Each model produces a daily positive, negative or neutral signal. The signals from each model are weighted and aggregated to determine a daily positive, negative or neutral signal for the overall model. If the signal is positive, the Fund will have exposure to long US Treasury futures. If the signal is negative, the Fund will have exposure to short US Treasury futures. If the signal is neutral, the Fund will allocate to cash and cash equivalents. While the Fund’s exposure to US Treasury futures is based upon the strategy utilized by the Index, the Fund itself is not an index fund.

The Fund also allocates a portion of its assets to fixed income securities for the purpose of generating income. The Fund may invest directly or indirectly in fixed income securities of any maturity. Such fixed income investments will be rated investment grade by Standard & Poor’s or Moody’s at the time the investment is made. The Fund may invest directly in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open end mutual funds, including affiliated mutual funds (collectively, “Underlying Funds”) whose principal investment strategy is to invest primarily in investment grade fixed income securities of U.S. issuers of any size, including smaller issuers. To the extent the Fund invests in any affiliated Underlying Funds, it will waive its advisory fee with respect to the portion of the Fund that is invested in any such affiliated fund.

The adviser will consider a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The Fund may engage in frequent trading in executing its principal investment strategies. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. An investment in the Fund is not a deposit and is not guaranteed by the FDIC or any other government agency.

The following risks may apply to the Fund’s investments:

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Risk: The Fund’s exposure to futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances.

• Management Risk: The adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategy may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategy and potential performance of each may also prove incorrect and may not produce the desired results. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the Fund’s strategy is not successful. The Fund’s principal investment strategy may not achieve its intended results and could negatively impact the Fund.

• Market Volatility Risk: Overall fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s strategy. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

• Model Risk: Like all quantitative analysis, ProfitScore’s directional trading model used to create the Index carries a risk that it might be based on one or more incorrect assumptions. The model may not accurately predict the direction of the value of US Treasuries. Rapidly changing and unforeseen market dynamics could also lead to a decrease in the effectiveness of the model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Non-Correlation Risk: The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity or fixed income markets, or experience the same type of positive returns as some other funds in a positive equity or fixed income market environment.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: There are risks associated with the sale and purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Options may also present valuation risk, meaning they may be difficult to value.

• Swap Risk: The Fund may use swaps to enhance returns. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund. In addition, Underlying Funds, due to the nature of their investments, may present valuation risk, meaning that they may be difficult to value.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s I shares for the full calendar year since the Fund’s inception. Returns for A Class shares, which are not presented in the bar chart, would vary from the returns for Class-I shares. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information for the Fund will be available at no cost by visiting www.princetontreasuryfund.com or by calling 1-888-868-9501.

Bar Chart [Heading]	Performance Bar Chart for Class I Shares Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	4.32%
Worst Quarter:	2nd Quarter 2018	(3.94)%

Performance Table Heading	Performance Table Average Annual Total Return (For Year ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Princeton Long/Short Treasury Fund		Label	One Year	Since Inception	Inception Date
Class I shares		Return before taxes	(2.72%)	(1.85%)	Feb. 01, 2017
Class I shares | Return after taxes on distributions			(2.83%)	(1.91%)
Class I shares | Return after taxes on distributions and sale of Fund shares			(1.61%)	(1.43%)
Class A shares	[1]	Return before taxes	(8.74%)	(4.20%)	Feb. 01, 2017
Bloomberg Barclays US Agg Bond	[2]		8.72%	4.13%
[1]	Returns for the one-year and since inception periods for Class A shares without sales charges would have been (6.05)% and (1.95)%, respectively.
[2]	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly.

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).